Guarantees, Commitments and Pledged Assets - Summary of Other Indirect Commitments (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		$ 341,648	$ 322,210
Commercial letter of credit [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		695	1,219
Commitments to extend credit original term to maturity of one year or less [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	[1]	61,338	81,641
Commitments to extend credit original term to maturity of more than one year [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	[1]	222,705	186,067
Securities lending [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	[1]	56,174	52,178
Securities purchase and other commitment [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	[1]	$ 736	$ 1,105

[1]	Includes liquidity facilities, and excludes commitments which are unconditionally cancellable at the Bank’s discretion at any time.